Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 150,554	$ 215,737	$ 9,977
Prepaid expenses	2,313	2,238
Notes and interest receivable (related party)			291,192
Total current assets	152,867	217,975	301,169
Property and equipment, net	43,985	46,325
Mining assets	146,000	25,000
Total Assets	342,852	289,300	301,169
Current Liabilities
Accounts payable	31,779	21,767	5,726
Accrued liabilities		13,698	23,000
Due to related party	38,910	38,910	38,910
Total current liabilities	70,689	74,375	67,636
Total Liabilities	70,689	74,375	67,636
Commitments
Stockholders Equity
Common stock, 150,000,000 shares authorized, $0.001 par value; 116,791,068 and 121,299,920 shares issued and outstanding as of December 31, 2011 and 2010, respectively	88,141	116,791	121,300
Additional paid-in capital	2,687,179	1,812,532	280,299
Deficit accumulated during the exploration stage	(2,485,551)	(1,697,717)	(168,066)
Total Lone Star Gold, Inc. Stockholders Equity	289,769	231,606	233,533
Noncontrolling interest in subsidiary	(17,606)	(16,681)
Total Stockholders Equity	272,163	214,925	233,533
Total Liabilities and Stockholders Equity	$ 342,852	$ 289,300	$ 301,169